OTHER INVESTMENTS (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Notes receivable, gross		$ 92,259	$ 48,952
Allowance for loss on notes receivable		(2,960)
Total other investments		$ 89,299	48,952
Other investment note due 2015
Schedule of Investments [Line Items]
Notes receivable, gross			$ 5,439
Interest rate		10.00%	10.00%
Other investment note due 2020
Schedule of Investments [Line Items]
Notes receivable, gross		$ 23,000	$ 20,000
Interest rate		10.00%	10.00%
Other investment note due 2023
Schedule of Investments [Line Items]
Notes receivable, gross		$ 5,470
Interest rate		9.00%	9.00%
Other investment note due 2030
Schedule of Investments [Line Items]
Notes receivable, gross		$ 26,966
Interest rate		6.66%	6.66%
Other investment note due
Schedule of Investments [Line Items]
Notes receivable, gross	[1]	$ 36,823	$ 23,513

[1]	Other investment notes have maturity dates through2027 and interest rates ranging from 6.50% to 12.0%.